Annual Total Returns - Franklin Municipal Green Bond Fund [BarChart]	Jul. 01, 2021
Franklin Tax-Free Trust - TF1-36 | Franklin Municipal Green Bond Fund | Advisor Class
Bar Chart Table:
Annual Return 2020	6.26%